SIGNIFICANT ACCOUNTING POLICIES (Schedule of Details of Company's Associate) (Details) - Associates [Member]	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of associates [line items]
Name of associate	New Pacific Metals Corp. ("NUAG")
Principal activity	Mining
Place of incorporation	Canada
Proportion of ownership interest held	28.60%	28.80%
Name of associate	Whitehorse Gold Corp. (“WHG”) (Note 6(b))
Principal activity	Mining
Place of incorporation	Canada
Proportion of ownership interest held	27.00%	0.00%